FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset, current	$ 8,693	$ 843
Natural Gas Financial Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset, current	0	843
Derivative asset, noncurrent	0	84
LNG Financial Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset, current	$ 8,693	$ 0